RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Parties
NOTE 11: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 7.1) of the Group. Transaction between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal and Mrs. Usha Mittal are the beneficiaries and which owns 37.4% of ArcelorMittal’s ordinary shares.
Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
11.1 Sales and trade receivables

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2017	2016	2015	2017	2016
Calvert	Joint Venture	2,030	1,400	1,271	13	35
Gonvarri Steel Industries[1]	Associate	1,666	1,210	1,233	92	58
Macsteel	Joint Venture	521	399	516	38	17
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	472	414	310	18	—
Borçelik	Joint Venture	426	240	305	11	4
Bamesa	Associate	397	371	367	35	23
I/N Kote L.P.	Joint Venture	321	346	377	7	12
Aperam Société Anonyme ("Aperam")	Other	262	189	165	32	40
AM RZK	Joint Venture	235	163	148	15	8
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	233	203	310	5	5
Tuper S.A.[2]	Joint Venture	154	13	—	45	25
WDI[3]	Associate	127	151	181	4	2
Stalprodukt S.A.[4]	Available-for-sale	—	31	146	—	—
Gestamp[5]	Other	—	26	310	—	—
Other		659	478	485	91	93
Total		7,503	5,634	6,124	406	322

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	The joint venture Tuper S.A. was acquired on October 6, 2016.

3.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.

4.	ArcelorMittal partially disposed of its former associate Stalprodukt S.A. and was then reclassified as available-for-sale on April 28, 2016 (see note 2).

5.	ArcelorMittal disposed of the former associate Gestamp on February 1, 2016 (see note 2).
11.2 Purchases and trade payables

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2017	2016	2015	2017	2016
Tameh	Joint Venture	286	236	245	45	53
Baffinland[1]	Associate	142	75	19	22	2
Aperam	Other	94	65	131	11	10
Calvert	Joint Venture	65	15	13	11	3
CFL Cargo S.A.	Associate	60	58	58	13	4
Exeltium S.A.S.	Associate	53	71	80	—	—
Baycoat Limited Partnership	Joint Venture	42	41	42	5	5
EIMP[2]	Other	36	310	228	—	—
Gonvarri Steel Industries[3]	Associate	19	146	176	51	23
Other		236	373	468	102	79
Total		1,033	1,390	1,460	260	179

1.	Baffinland was classified as an associate as of October 31, 2017 (see note 2).

2.
In addition to trade payables and purchases with related parties as defined by IAS 24, the Company also discloses this information for EIMP due to the close relationship with this entity. The Company's 21% stake in the EIMP was disposed of on August 7, 2017.

3.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
11.3 Other transactions with related parties
At December 31, 2017, the shareholder loans granted by the Company to Al Jubail, with different maturity dates, had a carrying value of 140 (see note 2.4).
As of March 13, 2017, the Company granted a credit facility to AMTBA bearing compound interest (Libor 3 months + margin) maturing on February 28, 2018 for a maximum aggregated amount of 35. At December 31, 2017, the facility was fully drawn.
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2017, the loans amounted to 135 including accrued interest. The loans bear interest from 3% to 3.95% and have various maturity dates range from less than 1 to 25 years.
In May 2014, ArcelorMittal entered into a 5-year off take agreement with its associate Baffinland (the "AM Sourcing Contract"), whereby it will buy the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 2 million tonnes of iron ore per year. The AM Sourcing Contract has been extended to December 31, 2021 and the maximum quantity shall increase to the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 4 million tonnes per contract year, after completion of Phase 3. The purchase price includes a premium to reference prices based on high iron ore content. ArcelorMittal paid advances to Baffinland for an amount equivalent to the value of iron ore stockpiled by Baffinland outside the salable season until August 31, 2017. From September 1, 2017 to December 31, 2021, ArcelorMittal will not pay advances to Baffinland anymore as payments for the purchases will occur upon loading on vessel for shipment at port of Milne.
In May 2014, ArcelorMittal also entered into an additional contract with Baffinland whereby it agreed to act as a sales agent (“Marketing agreement”) for all of Baffinland’s iron ore (excluding the shipments subject to the offtake agreement mentioned above). The Company also entered into an agreement to advance 80% of the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 1.5 million tonnes of iron ore per year. The contract expired on the extended maturity at April 30, 2016. On August 24, 2016, Baffinland entered into an agreement with a bank to finance an amount which does not exceed the lesser of 50% of iron ore stockpiled by Baffinland outside the salable season and 2.3 million tonnes in any contract year. This agreement expired on the extended maturity at October 20, 2017. On December 1, 2017, Baffinland entered into a new agreement with a bank to finance up to 4 million tonnes at 78% of the value of the iron ore produced and hauled to the port by Baffinland (the "EXW Purchase Contract"). The EXW Purchase Contract matures on October 20, 2018. Under this agreement, the bank purchases product from Baffinland up to 50% of which is then sold to ArcelorMittal under a separate back-to-back contract (“AM Purchase Contract”). ArcelorMittal contracts with third-party steel mills for onward sale of the product purchased from the bank under the AM Purchase Contract. The remaining 50% of product purchased by the bank under the EXW Purchase Contract is sold to ArcelorMittal under the AM Sourcing Contract as a result of Baffinland assigning its rights under that contract to the bank on December 22, 2017.
Following the Extraordinary General Meeting held on March 10, 2016, when the final terms of the rights issuance were defined, the Company decided, in accordance with its risk management policies, to hedge part of its foreign exchange exposure arising from the euro denominated proceeds of the rights issuance. Accordingly, on March 10, 2016, the Company entered into currency forward transactions with a credit institution to sell euro and buy U.S. dollar at an amount of €1 billion. The transactions settled on March 30, 2016. In parallel, the commitment by the Significant Shareholder to exercise its rights under the euro-denominated rights issuance gave rise to a foreign exchange exposure opposite to the one of the Company. Accordingly, on the same date, the Significant Shareholder entered into currency forward transactions, with the same credit institution as the Company, to hedge its foreign exchange exposure arising from potential fluctuations in the USD/Euro exchange rate. The transactions, which consisted of buying euro and selling U.S. dollar at an amount of €1 billion, settled on March 30, 2016.